PROPERTY, PLANT AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Gross amount	$ 15,888,237	$ 9,304,012
Less: accumulated depreciation	(3,506,001)	(2,635,400)
Less: Amortization of leasehold improvements	(110,361)
Property, plant and equipment	12,271,875	6,668,612
Depreciation expense	762,236	560,846	$ 504,370
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross amount	10,960,943	5,836,107
Building [Member]
Property, Plant and Equipment [Line Items]
Gross amount	3,439,100	3,211,985
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross amount	212,388	95,106
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross amount	178,069	107,221
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Gross amount	55,940	53,593
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross amount	909,999
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross amount	131,798
Property, plant and equipment	$ 677,617	$ 66,965	$ 50,132	¥ 4,859,053	¥ 481,696	¥ 55,929